                                                                   [LOGO]
                                                 EquiTrust Series Fund, Inc.

                                             ANNUAL REPORT
                                             JULY 31, 2001

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER

                                             EQUITRUST INVESTMENT
                                             MANAGEMENT SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266

                                               1-877-860-2904
                                                     225-5586 (DES MOINES)

                                               This report is not to be
                                               distributed unless preceded or
                                               accompanied
                                               by a prospectus.

                                          737-028(01)

PRESIDENT'S LETTER

Dear Shareholder:

    The second half of the fund's fiscal year proved to be more difficult for the markets than the first half. Two of the major equity market indices, the S&P 500 and the NASDAQ Composite, continued their downhill rides, while the Dow Jones Industrial Average (DJIA) turned down to erase much of the gain it achieved between August 2000 and January 2001. For the twelve-month period ended July 31, 2001, the S&P slipped 14.3% and the NASDAQ fell 46.1%, while the DJIA returned a modest 1.7%.

    As of July 31, 2001, the S&P and the NASDAQ were down 20.7% and 59.9% from their all-time highs reached in March 2000. The DJIA has stayed out of bear market territory (characterized by a decline of 20% or more), but it is still off 10.2% from its January 2000 high. Equity valuations remain relatively full in spite of these declines. For example, at a price-to-earnings (P/E) ratio of
22.4 as of the end of June, the DJIA remained at a premium to its 30-year average, which floats around 19. The S&P closed June at a P/E of 27.8, in comparison to a 25-year average of 16.5 and a 50-year average of 15.8. Also reflecting the market's high valuation, the value of the equity market in proportion to the value of U.S. Gross Domestic Product remains at a level nearly twice the average of the last 75 years.

    Most fixed-income investments did better than the major equity indices for the period. Lehman's broad U.S. Aggregate index returned 12.69%, while its U.S Treasury index increased 11.43%. The Mortgage-Backed Securities Fixed Rate index rose 12.54% as the U.S. Credit (investment-grade corporate) index turned in a gain of 13.82%. The exception to the fine returns in fixed-income was the Corporate High Yield index, which lost 0.27%.

    The U.S. economy has exhibited significant weakness in the last six to nine months, prompting both the Federal Reserve and the Federal Government to take action aimed at reinvigorating growth and sustaining consumer confidence. In the last six months, Chairman Alan Greenspan and the Fed have lowered the Federal Funds rate (the rate at which banks lend and borrow money from each other) six times, by 275 basis points (2.75%). Generally, the Fed uses this monetary tool to provide liquidity necessary to prevent the economy from dipping into a recession. The intent is that the lower rates will indirectly encourage consumers to spend, while the cheaper capital will spur companies to borrow funds needed to increase production.

    Alongside the Fed, President George W. Bush's administration and Congress have invoked tax cuts to ward off further erosion in consumer confidence and in the economy in general. The tax cuts will come in the form of lower withholding rates and the advance payment checks the IRS has begun sending to taxpayers.

    In light of the recent (and frequent) profit warnings, losses and job cuts, it would not appear that the monetary and fiscal stimulus offered by the Fed and the government have yet translated to better fortunes for Wall Street and for the U.S. economy. However, the U.S. economy's response to the Fed's actions typically lags the cuts by six to twelve months. Because the first cut occurred in January of this year, the economy's response may yet be forthcoming. In addition, inflation through June (as measured by the Consumer Price Index) was a tame 3.2% year-over-year and consumer confidence has held up well in spite of the downturn and job cuts. Some on Wall Street are predicting improvement around the fourth quarter of this year, but others say recovery may be further off; few call for a return to the tech frenzy or the profitability growth recorded in the late 1990s.

    It is interesting to note the rash of write-offs and restructuring expenses that many firms have recorded on their income statements in the last six months. The restructuring expenses, which typically include employee severance and benefits, stem from companies' cost cutting in response to the economic slowdown. Write-offs, though, typically include adjustments to investment portfolios, inventory and goodwill, and reflect that the company will not be able to obtain the value from these assets that it initially recorded on its balance sheet. The adjustments are allowed and actually required by generally accepted accounting principles (GAAP).

    The size and frequency of the write-offs, however, leads some to question whether the above-average profitability growth in the late '90s was truly derived from productivity gains (the popular explanation) or from creative and aggressive revenue and earnings recognition. In essence, should the expenses written off in recent months really have been included in previous years' results? If so, earnings growth may not have truly achieved the levels recorded.

    In the best-case scenario, valuations are still relatively full. It seems that many companies' prospects amidst the economic downturn do not justify their stocks' current valuations. Overall, it appears that the potential for P/E expansion is limited. The wildcard in this circumstance, though, lies in liquidity. In addition to the cash built up on the "sidelines" in money market funds, the Fed's easing has allowed liquidity to build up in the greater money system. Given the right incentive, such as strong signs of economic and/or corporate earnings recovery, investors could send this liquidity rushing into the equity markets once again, prompting a rebound. The problem with this scenario is that stocks would trade at even higher valuations.

    VALUE GROWTH: The twelve-month period ended July 31, 2001 was generally negative for the major equity market indices. Of the S&P 500, the NASDAQ Composite and the DJIA, only the DJIA reported positive performance. Following a loss of about 4% for the first half of the period, the benchmark S&P 500 declined an additional 10.8% to finish down 14.3%. Communications and technology were the only S&P sectors that reported losses for the first half, while basic materials and consumer cyclicals reported gains during the second half.

    For the twelve-month period, the Value Growth Portfolio returned 21.5%, outperforming the S&P by about 36%. The Portfolio performed so well relative to its benchmark due in part to its relative underweighting in the declining technology and communications sectors. As of July 31, 2001, the Portfolio's weighting for these two sectors was about half the S&P 500's weighting.

    At the beginning of the period, the Value Growth Portfolio held an underweight position in both technology and healthcare. We liquidated some health care stocks late in 2000, due to the relatively full valuations in comparison to historic levels. In recent weeks, though, we have had the opportunity to rebuild our exposure to this sector at much more reasonable prices. Many large capitalization drug stocks are now down as much as 35% from their 52-week highs, even though the group overall has shown better earnings results than many other sectors. At present, we are slightly underweight in the sector, but we continue to add exposure when possible.

    Since the beginning of the period, we have steadily increased our exposure to technology. However, we remain substantially underweight in this volatile sector and will remain so until valuations move more in line with current earnings projections and/or the overall profitability outlook improves for this group.

    Shown below are the current sector weightings for the Portfolio and the benchmark S&P 500 Index.

SECTOR WEIGHTINGS AS OF 7/31/2001

                                     PORTFOLIO  S&P 500    DEVIATION
                                     ---------  -------  --------------
Basic Materials....................      6.4%     2.6%            +3.8%
Capital Goods......................     11.3%     9.1%            +2.2%
Communication Services.............      3.5%     6.2%            -2.7%
Consumer Cyclicals.................      6.6%     9.3%            -2.7%
Consumer Staples...................      9.4%    12.6%            -3.2%
Energy.............................     10.6%     6.7%            +3.9%
Financial..........................     13.2%    17.8%            -4.6%
Health Care........................     10.2%    12.9%            -2.7%
Technology.........................      8.6%    18.5%            -9.9%
Transportation.....................      0.8%     0.7%            +0.1%
Utilities..........................      6.0%     3.6%            +2.4%
Cash...............................     13.5%      --            +13.5%

    HIGH GRADE BOND: During the past twelve months, Treasury yields have declined dramatically, especially for shorter maturities. For the one-year period ending July 31, 2001, the 2, 10, and 30-year Treasury yields declined by 249 basis points, 98 basis points and 26 basis points to finish the period at 3.79%, 5.05% and 5.52%, respectively.

    Over this time period, high grade corporates and mortgage-backed issues outperformed Treasury issues. Given the tighter spreads on these issues and the lower absolute level of Treasury yields, we plan to maintain a duration on the Portfolio below that of the Lehman Aggregate index.

    HIGH YIELD BOND: During the past twelve months, the high yield market greatly underperformed the other major sectors of the fixed-income market. A high level of actual defaults and the continued decline in the overall credit quality of this market hurt performance. According to the Lehman Brothers U.S. High Yield Corporate Index, the average high yield spread widened to 780 basis points at the end of July 2001 from 656 basis points at the end of July 2000.

    Our Portfolio produced very good relative returns during this difficult period due to our lower exposure to high yield issues. Given the current wider spreads available on higher yielding issues, we will look to increase our exposure to these issues. Barring a major economic recession, current spread levels appear to provide adequate compensation for taking on the credit and market risk inherent in the high yield market.

    MANAGED: The Managed Portfolio also outperformed the major equity indices for the period. This is partly due to the more limited exposure to the poorly performing technology and health care sectors, and also due to the higher overall portfolio yield. During the past twelve months, fixed-income securities outperformed equities, benefiting the Managed Portfolio's yield-oriented holdings.

    The Managed Portfolio maintains a more stringent absolute value bias for its holdings. During much of last year, we were able to find a large number of stocks with very attractive absolute valuations relative to earnings, book value, and dividend yield, etc. By the end of 2000, valuations for the broad market were less favorable, even though the declining technology sector brought the index levels down.

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    Since equity valuations are less compelling, we have added to our fixed-income holdings during the past six months. We have added a position in GNMA mortgage pass-through securities, which are backed by the full faith and credit of the U.S. government. These securities offered an attractive yield and are highly liquid.

    We also added two positions in real estate investment trust securities (REITs). These issues offered dividend yields ranging from 7 to 9%. If the economy continues to slow, the high dividend yield should prove attractive. If the economy recovers, they should be able to increase rental income, which could in turn lead to dividend increases.

    As we have discussed previously, this portfolio will be managed as a tactical asset allocation portfolio. We will, in general, utilize common stocks similar to those found in the Value Growth Portfolio, straight debt securities similar to those found in the High Grade Bond Portfolio and money market instruments. The relative weightings in these three sectors will be driven by overall stock market valuations and the general level and trend of interest rates. The Portfolio will retain its bias towards income-producing securities and will seek to produce higher levels of current income than most equity funds and higher capital appreciation potential than most fixed-income funds. Shown below is the current asset allocation for the Managed Portfolio.

ASSET ALLOCATION

                                           AS OF     CHANGE FROM
                                          7/31/01      7/31/00
                                          -------  ---------------
Bonds:..................................   5.43%            +5.00%
Common Stocks:..........................  70.02%           +10.61%
Securities Convertible into Common
 Stocks:
  Preferred.............................   4.69%           -13.02%
  Debentures............................   3.08%            -2.47%
Preferred Stocks:.......................   6.58%            -1.29%
Cash Equivalents:.......................   8.88%             1.16%

    MONEY MARKET: Money market investors participated both in the Fed tightening bias in 2000 and the Fed ease of 2001, but obviously with a less advantageous position in the latter movement. The Fed Funds rate, the overnight bank lending rate, dropped from 6.50% to 3.75% so short-term investments, like commercial paper, dropped in yield as well, reducing money market fund yields. Fed Chairman Alan Greenspan and the Federal Open Market Committee (FOMC) are taking drastic steps to avoid a U.S. recession and the President and Congress are implementing fiscal policies to help stimulate growth. Since it takes time for policies to effect the larger U.S. economy, it will take time before rates rise again. U.S. investors may look elsewhere for yield and invest in the long-term capital markets which will contribute to the recovery of the U.S. economy.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio during the period reflected that of the large capitalization market sector which it represents. This portion of the market was characterized by substantial losses in the technology, communications and capital goods sectors that offset positive returns in all other sectors. No significant changes were made to the composition of the portfolio during the period. The Blue Chip Portfolio will remain substantially invested

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in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

August 31, 2001

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE GROWTH PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     THE VALUE GROWTH PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      VALUE GROWTH   S&P 500 STOCK
       PORTFOLIO    COMPOSITE INDEX
1991       $10,000          $10,000
1992       $11,251          $11,276
1993       $14,317          $12,254
1994       $14,366          $12,889
1995       $15,711          $16,246
1996       $18,603          $18,930
1997       $22,665          $28,777
1998       $18,954          $34,322
1999       $17,540          $41,238
2000       $15,725          $44,933
2001       $19,104          $38,494

AVERAGE ANNUAL TOTAL RETURN
1 Year                       21.49%
5 Year                        0.53%
10 Year                       6.69%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    For the twelve-month period ended July 31, 2001, the total return for the Value Growth Portfolio was 21.49%, compared to -14.33% for the S&P 500 Stock Composite Index.

    The substantial difference can be attributed to both relative sector weighting and individual security selection. The most significant performance impact can be attributed to our underweight position in the technology and telecommunications sectors. These were the worst performing sectors for the S&P 500 index at -51.2% and -21.6%, respectively. The Portfolio has been gradually increasing its technology sector exposure, but remains at less than half the index's weighting.

    The Portfolio ended the period overweight in the basic materials sector, leveraging up the sector's double-digit returns. The Portfolio is also overweight in the capital goods sector. While the index capital goods sector produced modestly negative returns, the names held in our portfolio generated strong positive results.

    Returns in the healthcare sector were quite modest, but our Portfolio benefited from the substantial reduction in our holdings late in 2000 when prices were higher. As prices in this sector have declined during the first half of 2001, we have moved back towards a full index weighting in the sector.

HIGH GRADE BOND PORTFOLIO

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH GRADE BOND PORTFOLIO AND LEHMAN BROTHERS U.S. AGGREGATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LEHMAN BROTHERS
      HIGH GRADE BOND PORTFOLIO  U.S. AGGREGATE INDEX
1991                    $10,000               $10,000
1992                    $11,371               $11,480
1993                    $12,293               $12,650
1994                    $12,570               $12,659
1995                    $13,605               $13,939
1996                    $14,336               $14,711
1997                    $15,707               $16,294
1998                    $16,734               $17,577
1999                    $16,913               $18,015
2000                    $17,297               $19,091
2001                    $19,601               $21,514

AVERAGE ANNUAL TOTAL RETURN
1 Year                       13.32%
5 Year                        6.46%
10 Year                       6.96%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended July 31, 2001, the High Grade Bond Portfolio outperformed the Lehman Brothers U.S. Aggregate Index, as reflected by the 13.32% total return produced by the Portfolio versus the 12.69% total return produced by the Index. The Portfolio's larger exposure to corporate issues and lower exposure to U.S. Government issues relative to the Aggregate Index more than offset portfolio expenses during a period when the corporate sector outperformed the U.S. government sector.

HIGH YIELD BOND PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
 THE HIGH YIELD BOND PORTFOLIO AND LEHMAN BROTHERS U.S. CREDIT/HIGH YIELD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      LEHMAN BROTHERS
        HIGH YIELD    U.S. CREDIT/HIGH
      BOND PORTFOLIO    YIELD INDEX
1991         $10,000           $10,000
1992         $11,644           $11,735
1993         $13,151           $13,165
1994         $13,398           $13,217
1995         $14,699           $14,834
1996         $15,826           $15,775
1997         $17,990           $17,876
1998         $19,268           $19,255
1999         $19,435           $19,424
2000         $19,754           $20,116
2001         $21,537           $22,405

AVERAGE ANNUAL TOTAL RETURN
1 Year                       9.03%
5 Year                       6.36%
10 Year                      7.97%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    During the twelve-month period ended July 31, 2001, the 9.03% total return produced by the High Yield Bond Portfolio trailed the 11.38% total return produced by the Lehman Brothers U.S. Credit/High Yield Index. The main factors causing this divergence in performance were Portfolio expenses and the Portfolio's larger exposure to high yield issues than the Index (85% investment grade corporate issues and 15% high yield issues) during a period when the high yield market greatly underperformed the investment grade corporate bond market.

MANAGED PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          S&P 500 STOCK
      MANAGED PORTFOLIO  COMPOSITE INDEX
1991            $10,000          $10,000
1992            $11,479          $11,276
1993            $14,122          $12,254
1994            $14,035          $12,889
1995            $15,354          $16,246
1996            $18,011          $18,930
1997            $21,416          $28,777
1998            $20,445          $34,322
1999            $19,165          $41,238
2000            $19,438          $44,933
2001            $24,686          $38,494

AVERAGE ANNUAL TOTAL RETURN
1 Year                       27.00%
5 Year                        6.51%
10 Year                       9.46%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Managed Portfolio is a tactical asset allocation portfolio with an emphasis on securities producing income and with capital growth potential. As such, neither its performance nor constitution will likely mirror any particular equity index over longer periods of time. During the twelve-month period ended July 31, 2001, the Portfolio produced a return of 27.00% compared to -14.33% for the S&P 500 Stock Composite Index and 12.69% for the Lehman Brothers U.S. Aggregate Index.

    The Portfolio's avoidance of technology stocks helped it outperform the S&P 500, while its penchant for yield carried it with the positive returns of the fixed income Aggregate Index. The Portfolio also has a strong value bias, and value stocks substantially outperformed growth stocks over the past 12 months after underperforming growth stocks during 1998 and 1999.

    The Portfolio produced attractive returns in the energy, capital goods and basic material sectors, all of which were over-weighted relative to the benchmark S&P 500 index.

    Although the S&P 500 technology weighting peaked at about 33%, the Portfolio has held only a very small weighting in the sector. Instead, we avoided the risk inherent in the sector's valuations and opted for stocks in other sectors with reasonable valuations and dividend income. As fixed income outperformed the major equity indices for the period, the Portfolio's fixed income allocation generated good returns and boosted its overall performance.

BLUE CHIP PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      BLUE CHIP   S&P 500 STOCK
      PORTFOLIO  COMPOSITE INDEX
1991    $10,000          $10,000
1992    $11,077          $11,276
1993    $11,765          $12,254
1994    $12,560          $12,889
1995    $15,420          $16,246
1996    $17,862          $18,930
1997    $25,680          $28,777
1998    $28,632          $34,322
1999    $32,785          $41,238
2000    $33,509          $44,933
2001    $29,673          $38,494

AVERAGE ANNUAL TOTAL RETURN
1 Year                       -11.45%
5 Year                        10.69%
10 Year                       11.49%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 50 such common stock issues at all times. Accordingly, the performance of this portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. During the twelve-month period ended July 31, 2001, the performance of these two large capitalization indices again varied to a greater degree than they have in the several years prior. Similar to the period ended July 31, 2000, this deviation is due to the increasing significance that technology stocks have on the S&P 500. The Portfolio's return of -11.45% was less than the Dow Jones Industrial Average's modest return of +1.67%, but an improvement over the S&P's loss of 14.33%.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2001

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $71,142,001; $13,703,850; $12,775,891; $34,842,178;
  $4,607,744; and $42,897,265, respectively)............    $73,926,379     $13,813,632
 Cash...................................................         20,453           3,748
 Receivables:
   Accrued dividends and interest.......................         91,058         171,621
   Investment securities sold...........................         39,649           1,088
 Prepaid expense and other assets.......................            760             139
                                                            -----------     -----------
 Total Assets...........................................    $74,078,299     $13,990,228
                                                            ===========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $    31,057     $     5,215
   Net outstanding redemptions in excess of bank
    balance.............................................
   Dividends payable....................................                         14,871
   Accrued expenses.....................................         13,967           4,840
                                                            -----------     -----------
 Total Liabilities......................................         45,024          24,926
 Net assets applicable to outstanding capital stock ....     74,033,275      13,965,302
                                                            -----------     -----------
 Total Liabilities and Net Assets ......................    $74,078,299     $13,990,228
                                                            ===========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $68,667,397     $12,070,334
     Shares issued and outstanding......................      6,681,461       1,164,569
     Net asset value per share..........................    $     10.28     $     10.36
                                                            ===========     ===========
 Class I: Net Assets....................................    $ 5,365,878     $ 1,894,968
     Shares issued and outstanding......................        518,254         182,745
     Net asset value per share..........................    $     10.35     $     10.37
                                                            ===========     ===========

SEE ACCOMPANYING NOTES.

                                                                HIGH
                                                             YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 ASSETS
 Investments in securities, at value (cost --
  $71,142,001; $13,703,850; $12,775,891; $34,842,178;
  $4,607,744; and $42,897,265, respectively)............    $11,974,377     $39,335,520      $4,607,744     $58,324,101
 Cash...................................................
 Receivables:
   Accrued dividends and interest.......................        196,748          69,693           1,565          42,426
   Investment securities sold...........................                         30,133
 Prepaid expense and other assets.......................            129             376              52             691
                                                            -----------     -----------      ----------     -----------
 Total Assets...........................................    $12,171,254     $39,435,722      $4,609,361     $58,367,218
                                                            ===========     ===========      ==========     ===========
 LIABILITIES AND NET ASSETS
 Liabilities:
   Payable to EquiTrust Investment Management
    Services, Inc.......................................    $     6,882     $    17,241      $    1,569     $    29,531
   Net outstanding redemptions in excess of bank
    balance.............................................            128             323             485          17,341
   Dividends payable....................................         19,070          20,969           5,080
   Accrued expenses.....................................          4,852           6,013           4,846          10,833
                                                            -----------     -----------      ----------     -----------
 Total Liabilities......................................         30,932          44,546          11,980          57,705
 Net assets applicable to outstanding capital stock ....     12,140,322      39,391,176       4,597,381      58,309,513
                                                            -----------     -----------      ----------     -----------
 Total Liabilities and Net Assets ......................    $12,171,254     $39,435,722      $4,609,361     $58,367,218
                                                            ===========     ===========      ==========     ===========
 NET ASSET VALUE PER SHARE
 Class A: Net Assets....................................    $10,288,164     $35,846,736      $3,614,225     $52,669,991
     Shares issued and outstanding......................      1,076,994       2,878,051       3,614,225       1,282,640
     Net asset value per share..........................    $      9.55     $     12.46      $     1.00     $     41.06
                                                            ===========     ===========      ==========     ===========
 Class I: Net Assets....................................    $ 1,852,158     $ 3,544,440      $  983,156     $ 5,639,522
     Shares issued and outstanding......................        193,992         283,771         983,156         136,171
     Net asset value per share..........................    $      9.55     $     12.49      $     1.00     $     41.42
                                                            ===========     ===========      ==========     ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2001

                                                                                HIGH
                                                            VALUE GROWTH     GRADE BOND
                                                             PORTFOLIO       PORTFOLIO
                                                            ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................    $ 1,294,005      $   60,225
 Interest...............................................        486,432         943,674
 Less foreign tax withholding...........................         (6,215)
                                                            -----------      ----------
 Total Investment Income................................      1,774,222       1,003,899
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............        352,769          53,454
   Transfer and dividend disbursing agent fees..........        176,386          31,684
   Distribution fees....................................        328,622          58,582
   Administrative service fees..........................        164,311          29,291
   Accounting fees......................................         30,000           6,682
 Custodian fees.........................................         21,770           9,450
 Professional fees......................................         27,375           8,600
 Directors' fees and expenses...........................          5,268             992
 Reports to shareholders................................         33,221           6,011
 Registration fees......................................         10,345           7,252
 Miscellaneous..........................................          4,228             809
                                                            -----------      ----------
 Total Expenses.........................................      1,154,295         212,807
 Fees paid indirectly...................................         (5,082)         (2,492)
                                                            -----------      ----------
 Net Expenses...........................................      1,149,213         210,315
                                                            -----------      ----------
 Net Investment Income..................................        625,009         793,584
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................      4,990,609          48,200
 Change in unrealized appreciation/depreciation of
  investments...........................................      7,875,052         862,003
                                                            -----------      ----------
 Net Gain (Loss) on Investments.........................     12,865,661         910,203
                                                            -----------      ----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................    $13,490,670      $1,703,787
                                                            ===========      ==========

SEE ACCOMPANYING NOTES.

                                                                HIGH
                                                             YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                            ------------    ------------    ------------    ------------
 INVESTMENT INCOME
 Dividends..............................................     $   79,800      $1,246,257                     $   797,233
 Interest...............................................        916,201         360,168       $258,501          147,304
 Less foreign tax withholding...........................                         (3,169)
                                                             ----------      ----------       --------      -----------
 Total Investment Income................................        996,001       1,603,256        258,501          944,537
 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
   Investment advisory and management fees..............         64,556         217,555         11,697          154,354
   Transfer and dividend disbursing agent fees..........         37,278         113,898          7,544          175,229
   Distribution fees....................................         50,403         166,082         19,057          279,921
   Administrative service fees..........................         25,201          83,041          9,529          139,960
   Accounting fees......................................          5,868          18,129          2,340           30,000
 Custodian fees.........................................          8,377          13,488          8,956           13,878
 Professional fees......................................          8,550          13,895          6,564           22,513
 Directors' fees and expenses...........................            872           2,706            349            4,642
 Reports to shareholders................................          5,451          16,517          2,052           27,990
 Registration fees......................................          7,263           8,269          6,439           10,632
 Miscellaneous..........................................            741           2,384            331            4,147
                                                             ----------      ----------       --------      -----------
 Total Expenses.........................................        214,560         655,964         74,858          863,266
 Fees paid indirectly...................................         (2,589)         (3,250)          (829)          (4,060)
                                                             ----------      ----------       --------      -----------
 Net Expenses...........................................        211,971         652,714         74,029          859,206
                                                             ----------      ----------       --------      -----------
 Net Investment Income..................................        784,030         950,542        184,472           85,331
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
 Net realized gain (loss) from investment
  transactions..........................................         65,716       3,123,467                              (4)
 Change in unrealized appreciation/depreciation of
  investments...........................................        188,792       4,344,370                      (7,508,581)
                                                             ----------      ----------       --------      -----------
 Net Gain (Loss) on Investments.........................        254,508       7,467,837                      (7,508,585)
                                                             ----------      ----------       --------      -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................     $1,038,538      $8,418,379       $184,472      $(7,423,254)
                                                             ==========      ==========       ========      ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VALUE GROWTH
                                                                      PORTFOLIO
                                                            -----------------------------
                                                                 YEAR ENDED JULY 31,
                                                            -----------------------------
                                                                2001            2000
                                                            ------------    -------------
 OPERATIONS
 Net investment income..................................    $   625,009     $    506,005
 Net realized gain (loss) from investment
  transactions..........................................      4,990,609       (6,387,220)
 Change in unrealized appreciation/depreciation of
  investments...........................................      7,875,052       (3,507,051)
                                                            -----------     ------------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................     13,490,670       (9,388,266)
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................       (530,560)        (404,083)
   Class I..............................................        (77,639)         (49,796)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Distributions in excess of net realized gain from
  investment transactions:
   Class A..............................................
   Class I..............................................
                                                            -----------     ------------
 Total Dividends and Distributions......................       (608,199)        (453,879)
 CAPITAL SHARE TRANSACTIONS.............................     (3,508,449)     (13,799,635)
                                                            -----------     ------------
 Total Increase (Decrease) in Net Assets................      9,374,022      (23,641,780)
 NET ASSETS
 Beginning of year......................................     64,659,253       88,301,033
                                                            -----------     ------------
 End of year (including accumulated undistributed
  net investment income as set forth below).............    $74,033,275     $ 64,659,253
                                                            ===========     ============
 Accumulated Undistributed Net Investment Income........    $   351,726     $    334,916
                                                            ===========     ============

SEE ACCOMPANYING NOTES.

                                                                        HIGH                            HIGH
                                                                     GRADE BOND                      YIELD BOND
                                                                     PORTFOLIO                       PORTFOLIO
                                                            ----------------------------    ----------------------------
                                                                YEAR ENDED JULY 31,             YEAR ENDED JULY 31,
                                                            ----------------------------    ----------------------------
                                                                2001            2000            2001            2000
                                                            ------------    ------------    ------------    ------------
 OPERATIONS
 Net investment income..................................    $   793,584     $   806,616     $   784,030     $   887,265
 Net realized gain (loss) from investment
  transactions..........................................         48,200         (22,258)         65,716         (43,949)
 Change in unrealized appreciation/depreciation of
  investments...........................................        862,003        (483,258)        188,792        (667,488)
                                                            -----------     -----------     -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................      1,703,787         301,100       1,038,538         175,828
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................       (683,851)       (710,241)       (660,212)       (766,307)
   Class I..............................................       (109,733)        (96,375)       (123,818)       (120,958)
 Net realized gain from investment transactions:
   Class A..............................................                        (17,275)
   Class I..............................................                         (2,156)
 Distributions in excess of net realized gain from
  investment transactions:
   Class A..............................................                        (19,893)
   Class I..............................................                         (2,484)
                                                            -----------     -----------     -----------     -----------
 Total Dividends and Distributions......................       (793,584)       (848,424)       (784,030)       (887,265)
 CAPITAL SHARE TRANSACTIONS.............................         47,129      (1,076,121)         74,304        (846,071)
                                                            -----------     -----------     -----------     -----------
 Total Increase (Decrease) in Net Assets................        957,332      (1,623,445)        328,812      (1,557,508)
 NET ASSETS
 Beginning of year......................................     13,007,970      14,631,415      11,811,510      13,369,018
                                                            -----------     -----------     -----------     -----------
 End of year (including accumulated undistributed
  net investment income as set forth below).............    $13,965,302     $13,007,970     $12,140,322     $11,811,510
                                                            ===========     ===========     ===========     ===========
 Accumulated Undistributed Net Investment Income........    $         0     $         0     $         0     $         0
                                                            ===========     ===========     ===========     ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MANAGED
                                                                     PORTFOLIO
                                                            ----------------------------
                                                                YEAR ENDED JULY 31,
                                                            ----------------------------
                                                                2001            2000
                                                            ------------    ------------
 OPERATIONS
 Net investment income..................................    $   950,542     $ 1,616,966
 Net realized gain (loss) from investment
  transactions..........................................      3,123,467      (3,810,028)
 Change in unrealized appreciation/depreciation of
  investments...........................................      4,344,370       2,369,754
                                                            -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................      8,418,379         176,692
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................       (844,204)     (1,479,298)
   Class I..............................................       (105,291)       (138,884)
 Net realized gain from investment transactions:
   Class A..............................................
   Class I..............................................
 Distributions in excess of net investment income:
   Class A..............................................                         (1,964)
   Class I..............................................                           (185)
                                                            -----------     -----------
 Total Dividends and Distributions......................       (949,495)     (1,620,331)
 CAPITAL SHARE TRANSACTIONS.............................         14,066      (7,591,219)
                                                            -----------     -----------
 Total Increase (Decrease) in Net Assets................      7,482,950      (9,034,858)
 NET ASSETS
 Beginning of year......................................     31,908,226      40,943,084
                                                            -----------     -----------
 End of year (including accumulated undistributed net
  investment income as set forth below).................    $39,391,176     $31,908,226
                                                            ===========     ===========
 Accumulated Undistributed Net Investment Income........    $     1,047     $         0
                                                            ===========     ===========

SEE ACCOMPANYING NOTES.

                                                                    MONEY MARKET                     BLUE CHIP
                                                                     PORTFOLIO                       PORTFOLIO
                                                            ----------------------------    ----------------------------
                                                                YEAR ENDED JULY 31,             YEAR ENDED JULY 31,
                                                            ----------------------------    ----------------------------
                                                                2001            2000            2001            2000
                                                            ------------    ------------    ------------    ------------
 OPERATIONS
 Net investment income..................................     $  184,472      $  191,598     $    85,331     $   126,165
 Net realized gain (loss) from investment
  transactions..........................................                                             (4)      2,102,038
 Change in unrealized appreciation/depreciation of
  investments...........................................                                     (7,508,581)       (828,775)
                                                             ----------      ----------     -----------     -----------
 Net Increase (Decrease) in Net Assets Resulting from
  Operations............................................        184,472         191,598      (7,423,254)      1,399,428
 DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income:
   Class A..............................................       (145,736)       (159,037)        (11,840)       (139,452)
   Class I..............................................        (38,736)        (32,561)        (56,166)        (48,724)
 Net realized gain from investment transactions:
   Class A..............................................                                     (1,131,355)       (639,236)
   Class I..............................................                                       (117,323)        (66,185)
 Distributions in excess of net investment income:
   Class A..............................................
   Class I..............................................
                                                             ----------      ----------     -----------     -----------
 Total Dividends and Distributions......................       (184,472)       (191,598)     (1,316,684)       (893,597)
 CAPITAL SHARE TRANSACTIONS.............................        (60,760)        455,916         446,079       5,451,225
                                                             ----------      ----------     -----------     -----------
 Total Increase (Decrease) in Net Assets................        (60,760)        455,916      (8,293,859)      5,957,056
 NET ASSETS
 Beginning of year......................................      4,658,141       4,202,225      66,603,372      60,646,316
                                                             ----------      ----------     -----------     -----------
 End of year (including accumulated undistributed net
  investment income as set forth below).................     $4,597,381      $4,658,141     $58,309,513     $66,603,372
                                                             ==========      ==========     ===========     ===========
 Accumulated Undistributed Net Investment Income........     $        0      $        0     $    30,298     $    12,973
                                                             ==========      ==========     ===========     ===========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JULY 31, 2001

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 COMMON STOCKS (86.43%)
 ---------------------------
   BUSINESS SERVICES (2.53%)
   Computer Associates International, Inc...............        22,345        $   770,456
   Compuware Corp.......................................        29,950(1)         410,315
   Microsoft Corp.......................................        10,400(1)         688,376
                                                                              -----------
                                                                                1,869,147
   CHEMICALS AND ALLIED PRODUCTS (9.53%)
   Abbott Laboratories..................................        12,450            667,195
   American Home Products...............................         3,130            188,770
   Bristol-Myers Squibb Co..............................        19,580          1,157,961
   Dial Corp............................................        39,047            632,952
   Du Pont (E.I.) de Nemours............................         8,200            351,124
   HB Fuller Co.........................................         3,955            208,310
   Johnson & Johnson....................................        13,400            724,940
   Merck & Co., Inc.....................................        15,340          1,042,813
   Pharmacia Corp.......................................        21,590            963,346
   RPM, Inc.............................................        39,600            367,488
   Solutia, Inc.........................................        55,300            750,974
                                                                              -----------
                                                                                7,055,873
   COMMUNICATIONS (3.89%)
   ADC Telecommunications...............................        54,400(1)         267,104
   AT&T Corp............................................        20,000            404,200
   AT&T Wireless Services, Inc..........................         6,436(1)         120,289
   Centurytel, Inc......................................        26,980            835,301
   McLeodUSA, Inc.......................................        54,400(1)         132,736
   SBC Communications, Inc..............................        15,000            675,450
   WorldCom, Inc. -- WorldCom Group.....................        30,000(1)         420,000
   WorldCom, Inc. -- MCI Group..........................         2,088(1)          27,729
                                                                              -----------
                                                                                2,882,809

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   DEPOSITORY INSTITUTIONS (4.97%)
   Associated Banc-Corp.................................        14,801        $   528,248
   Bank of America......................................         6,175            392,853
   Community Bank Systems, Inc..........................         6,380            168,432
   First Union Corp.....................................        11,922            422,039
   FleetBoston Financial Corp...........................        23,100            866,712
   U. S. Bancorp........................................        54,909          1,303,540
                                                                              -----------
                                                                                3,681,824
   ELECTRIC, GAS AND SANITARY SERVICES (5.98%)
   Atmos Energy Corp....................................        31,488            636,058
   Laclede Gas Co.......................................        32,457            714,054
   Nisource, Inc........................................        14,700            387,492
   Northwest Natural Gas Co.............................        38,600            929,488
   Puget Energy, Inc. ..................................        30,980            742,591
   Xcel Energy, Inc.....................................        37,665          1,014,695
                                                                              -----------
                                                                                4,424,378
   ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.71%)
   Adaptec, Inc.........................................        41,850(1)         492,993
   ECI Telecom, Ltd.....................................        20,000             94,400
   Intel Corp...........................................        15,600            465,036
   National Service Industries, Inc.....................        37,400            845,988
   Roxio, Inc...........................................         6,888(1)         107,108
                                                                              -----------
                                                                                2,005,525
   ENGINEERING AND MANAGEMENT SERVICES (0.20%)
   Affymetrix, Inc......................................         5,800(1)         144,768
   FABRICATED METAL PRODUCTS (1.17%)
   Cooper Industries, Inc...............................        20,829            864,612
   FOOD AND KINDRED PRODUCTS (7.65%)
   ConAgra, Inc.........................................        69,867          1,501,442
   Dean Foods Co........................................        25,080          1,050,852
   Philip Morris Companies, Inc.........................        35,000          1,592,500
   Sara Lee Corp........................................        35,000            705,950
   Sensient Technologies Corp...........................        39,711            814,075
                                                                              -----------
                                                                                5,664,819

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   FOOD STORES (3.98%)
   7-Eleven, Inc........................................       135,520(1)     $ 1,673,672
   Casey's General Stores, Inc..........................        94,523          1,276,060
                                                                              -----------
                                                                                2,949,732
   GENERAL MERCHANDISE STORES (1.26%)
   Federated Department Stores, Inc.....................        14,965(1)         577,649
   Target Corp..........................................         9,200            356,040
                                                                              -----------
                                                                                  933,689
   HEALTH SERVICES (1.67%)
   Schering-Plough Corp.................................        31,650          1,235,932
   HOLDING AND OTHER INVESTMENT OFFICES (4.20%)
   MBIA, Inc............................................        28,500          1,600,560
   Wintrust Financial Corp..............................        47,750          1,504,603
                                                                              -----------
                                                                                3,105,163
   INDUSTRIAL MACHINERY AND EQUIPMENT (3.08%)
   Cisco Systems, Inc...................................        11,100(1)         213,342
   EMC Corp.............................................        22,200(1)         437,784
   Hewlett-Packard Co...................................        10,700            263,862
   Ingersoll-Rand Co....................................        20,000            873,600
   Oracle Corp..........................................        10,800(1)         195,264
   Solectron Corp.......................................        17,100(1)         298,908
                                                                              -----------
                                                                                2,282,760
   INSTRUMENTS AND RELATED PRODUCTS (4.70%)
   Agilent Technologies.................................        12,000(1)         343,320
   Becton Dickinson & Co................................        40,000          1,382,400
   JDS Uniphase Corp....................................        10,000(1)          92,400
   Pall Corp............................................        51,270          1,225,353
   Perkinelmer, Inc.....................................        13,800            434,700
                                                                              -----------
                                                                                3,478,173
   INSURANCE CARRIERS (2.93%)
   Allstate Corp........................................        28,300            989,368
   MONY Group, Inc......................................        14,500            572,750
   United Fire & Casualty Co............................        20,800            609,648
                                                                              -----------
                                                                                2,171,766
   METAL MINING (0.76%)
   Barrick Gold Corp....................................        38,000            565,820

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
   NONDEPOSITORY INSTITUTIONS (1.11%)
   Federal Home Loan Mortgage Corp......................        12,000        $   821,280
   OIL AND GAS EXTRACTION (3.51%)
   Burlington Resources, Inc............................        20,000            865,000
   Occidental Petroleum Co..............................        18,400            508,576
   Ocean Energy, Inc....................................        22,642            444,689
   Offshore Logistics...................................        40,250(1)         778,838
                                                                              -----------
                                                                                2,597,103
   PAPER AND ALLIED PRODUCTS (2.27%)
   Abitibi Consolidated, Inc............................       143,400          1,082,670
   Bemis Co., Inc.......................................         8,617            381,216
   Glatfelter (P.H.) Co.................................        13,815            217,309
                                                                              -----------
                                                                                1,681,195
   PETROLEUM AND COAL PRODUCTS (4.99%)
   Chevron Corp.........................................        10,000            913,900
   Conoco, Inc..........................................        42,050          1,296,822
   Phillips Petroleum...................................        13,200            753,588
   USX-Marathon Group...................................        24,700            732,849
                                                                              -----------
                                                                                3,697,159
   PRIMARY METAL INDUSTRIES (1.11%)
   Northwest Pipe Co....................................        51,100(1)         817,600
   PRINTING AND PUBLISHING (2.20%)
   Belo Corp............................................        51,500            975,410
   Mail-Well, Inc.......................................       147,000(1)         654,150
                                                                              -----------
                                                                                1,629,560
   TRANSPORTATION -- BY AIR (2.05%)
   Petroleum Helicopters, Inc. (Non-voting).............        90,000(1)       1,516,500
   TRANSPORTATION EQUIPMENT (5.74%)
   Honeywell International, Inc.........................        23,800            877,506
   ITT Industries, Inc..................................        32,500          1,443,000
   SPX Corp.............................................        15,937(1)       1,930,927
                                                                              -----------
                                                                                4,251,433
   TRUCKING AND WAREHOUSING (0.77%)
   United Parcel Service -- Class B.....................        10,000            568,300
   MISCELLANEOUS EQUITIES (1.47%)
   NASDAQ-100 Trust.....................................        26,100(1)       1,089,936
                                                                              -----------
 Total Common Stocks....................................                       63,986,856

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                            --------------    -------------
 SHORT-TERM INVESTMENTS (13.43%)
 ------------------------------------
   MONEY MARKET MUTUAL FUND (1.27%)
   Blackrock Provident Institutional Funds, T-Fund
    Portfolio...........................................       939,523        $   939,523

                                                              PRINCIPAL
                                                               AMOUNT
                                                            -------------
  COMMERCIAL PAPER (12.16%)
  General Electric Capital Corp., 3.74%, due 8/02/01....    $2,900,000          2,900,000
  John Deere Capital Corp., 3.74%, due 8/06/01..........     1,000,000          1,000,000
  John Deere Capital Corp., 3.74%, due 8/07/01..........     1,000,000          1,000,000
  Texaco, Inc., 3.73%, due 8/03/01......................     1,200,000          1,200,000
  Wells Fargo Financial, 3.75%, due 8/08/01.............     1,500,000          1,500,000
  Wells Fargo Financial, 3.76%, due 8/09/01.............     1,400,000          1,400,000
                                                                             ------------
Total Commercial Paper..................................                        9,000,000
                                                                             ------------
Total Short-Term Investments............................                        9,939,523
                                                                             ------------
Total Investments (99.86%)..............................                       73,926,379
OTHER ASSETS LESS LIABILITIES (0.14%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets,
   less liabilities.....................................                          106,896
                                                                             ------------
Total Net Assets (100.00%)..............................                     $ 74,033,275
                                                                             ============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JULY 31, 2001

                                           SHARES
                                            HELD        VALUE
                                          ---------  -----------
PREFERRED STOCKS (5.56%)
-----------------------------
  New Plan Excel Realty Trust...........     9,000   $   395,157
  Virginia Electric & Power.............    15,000       381,000
                                                     -----------
                                                         776,157

                                          PRINCIPAL
                                           AMOUNT
                                          ---------
CORPORATE BONDS (56.96%)
-----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (12.92%)
  Maritime & NE Pipeline, 7.70%, due
   11/30/19.............................  $600,000       633,510
  National Co-op Services Corp.
   (Arkansas Electric), 9.48%, due
   1/01/12 .............................   522,000       547,343
  Oglethorpe Power (OPC Scherer),
   6.974%, due 6/30/11..................   609,000       623,458
                                                     -----------
                                                       1,804,311
  FOOD STORES (1.19%)
  Ahold Finance USA, Inc., 8.25%, due
   7/15/10..............................   150,000       166,947
  GENERAL MERCHANDISE STORES (2.36%)
  J.C. Penney & Co., 8.25%, due
   8/15/22..............................   400,000       329,500
  HOLDING AND OTHER INVESTMENT OFFICES (7.09%)
  Meditrust, 7.60%, due 9/13/05.........   350,000       323,700
  Security Capital Pacific, 7.20%, due
   3/01/13..............................   225,000       221,767
  Washington REIT, 6.898%, due
   2/15/18..............................   450,000       444,893
                                                     -----------
                                                         990,360
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.26%)
  Thermo Fibertek, 4.50%, due 7/15/04...   650,000       594,750
  NONDEPOSITORY INSTITUTIONS (2.18%)
  Household Finance Co., 7.30%, due
   7/30/12..............................   300,000       303,831
  OIL AND GAS EXTRACTION (1.73%)
  Burlington Resources, Inc., 9.125%,
   due 10/01/21.........................   200,000       241,922
  SECURITY AND COMMODITY BROKERS (2.72%)
  Goldman Sachs Group, Inc., 7.80%,
   1/28/10..............................   350,000       379,400
  TEXTILE MILL PRODUCTS (3.83%)
  Unifi, 6.50%, due 2/01/08.............   550,000       535,023
  TOBACCO PRODUCTS (5.02%)
  UST, Inc., 7.25%, due 6/01/09.........   750,000       700,635

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT       VALUE
                                          ---------  -----------
  TRANSPORTATION -- BY AIR (11.98%)
  Continental Airlines, Inc., 6.545%,
   due 8/02/20..........................  $655,157   $   649,340
  Northwest Airlines, 7.575%, due
   9/01/20..............................   672,561       719,674
  US Air, Inc., 8.36%, due 1/20/19......   286,124       304,421
                                                     -----------
                                                       1,673,435
  TRANSPORTATION EQUIPMENT (1.68%)
  Ford Motor Co., 9.215%, due 9/15/21...   200,000       234,048
                                                     -----------
Total Corporate Bonds...................               7,954,162
ASSET-BACKED SECURITIES (0.06%)
------------------------------------
  Federal Home Loan Mortgage Corp.,
   10.15%, due 4/15/06..................     8,798         8,827
MORTGAGE-BACKED SECURITIES (27.59%)
------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.15%)
  Pool # 503442, 9.50%, due 7/01/05.....    19,988        20,513
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (27.44%)
  Pool # 236070, 10.00%, due 10/15/12...   518,371       572,961
  Pool # 1512, 7.50%, due 12/20/23......   357,252       370,202
  Pool # 22630, 6.50%, due 8/01/28......   379,067       380,727
  Pool # 2631, 7.00%, due 8/01/28.......   381,327       389,190
  Pool # 2658, 6.50%, due 10/01/28......   766,896       770,255
  Pool # 2701, 6.50%, due 1/20/29.......   785,733       789,174
  Pool # 2796, 7.00%, due 8/01/29.......   474,973       484,767
  Pool # 144332, 9.00%, due 7/15/16.....     9,778        10,557
  Pool # 194692, 8.00%, due 5/15/17.....    61,206        65,063
                                                     -----------
                                                       3,832,896
                                                     -----------
Total Mortgage-Backed Securities........               3,853,409

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                           SHARES
                                            HELD        VALUE
                                          ---------  -----------
SHORT-TERM INVESTMENTS (8.74%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (3.06%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............   427,557   $   427,557
  UNITED STATES GOVERNMENT AGENCIES (5.68%)
  Federal Farm Credit Bank, due
   8/17/01..............................   295,000       294,525
  Federal Home Loan Bank, due 8/21/01...   500,000       498,995
                                                     -----------
                                                         793,520
                                                     -----------
Total Short-term Investments............               1,221,077
                                                     -----------
Total Investments (98.91%)..............              13,813,632
OTHER ASSETS LESS LIABILITIES (1.09%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                 151,670
                                                     -----------
Total Net Assets (100.00%)..............             $13,965,302
                                                     ===========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JULY 31, 2001

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  -----------     -----------
COMMON STOCKS (0.38%)
--------------------------
  FOOD STORES
  Penn Traffic Co...............................................     9,092(1)     $    46,187
PREFERRED STOCKS (7.49%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (2.53%)
  New Plan Excel Realty Trust...................................     7,000            307,344
  METAL MINING (4.96%)
  Cameco Corp...................................................    24,000            602,400
                                                                                  -----------
Total Preferred Stocks..........................................                      909,744

                                                                   PRINCIPAL
                                                                    AMOUNT
                                                                  -----------
CORPORATE BONDS (88.29%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.08%)
  AMF Bowling Worldwide, Inc., 10.875%, due 3/15/06.............  $260,000              9,100
  APPAREL AND OTHER TEXTILE PRODUCTS (0.93%)
  Dan River, Inc., 10.125%, due 12/15/03........................   280,000            113,400
  AUTO REPAIR, SERVICES AND PARKING (0.39%)
  Budget Group, Inc., 9.125%, due 4/01/06.......................   100,000             47,500
  BUSINESS SERVICES (2.55%)
  Cendant Corporation, 7.75%, due 12/01/03......................   300,000            309,747
  CHEMICALS AND ALLIED PRODUCTS (7.75%)
  Lyondell Chemical Co., 9.625%, due 5/01/07....................   600,000            610,500
  Nova Chemicals, Ltd., 7.875%, due 9/15/25.....................   200,000            179,144
  Terra Industries, Inc., 10.50%, due 6/15/05...................   200,000            151,000
                                                                                  -----------
                                                                                      940,644
  COMMUNICATIONS (4.58%)
  Savoy Pictures, 7.00%, due 7/01/03............................   550,000            555,500
  DEPOSITORY INSTITUTIONS (3.44%)
  Dime Bancorp, Inc., 9.00%, due 12/19/02.......................   300,000            315,909
  Hudson United Bancorp., 8.20%, due 9/15/06....................   100,000            101,325
                                                                                  -----------
                                                                                      417,234

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                   PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  -----------     -----------
  ELECTRIC, GAS AND SANITARY SERVICES (14.09%)
  Allied Waste North America, 10.00%, due 8/01/09...............  $500,000        $   525,000
  ESI Tractebel, 7.99%, due 12/30/11............................   460,000            458,137
  Gulf States Utilities, 8.94%, due 1/01/22.....................   400,000            407,632
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17...........   313,716            319,322
                                                                                  -----------
                                                                                    1,710,091
  FOOD STORES (0.35%)
  Penn Traffic Co., 11.00%, due 6/29/09.........................    47,850             43,065
  HEALTH SERVICES (3.48%)
  Tenet Healthcare, 7.625%, due 6/01/08.........................   400,000            422,000
  HOLDING AND OTHER INVESTMENT OFFICES (17.64%)
  Bradley Operating, L.P., 7.20%, due 1/15/08...................   500,000            444,315
  Federal Realty Investment Trust, 7.48%, due 8/15/26...........   600,000            605,016
  Price Development Company, 7.29%, due 3/11/08.................   250,000            242,428
  SUSA Partnership, L.P., 8.20%, due 6/01/17....................   375,000            366,461
  Trinet Corp. Realty, 6.75%, due 3/01/13.......................   500,000            483,080
                                                                                  -----------
                                                                                    2,141,300
  INDUSTRIAL MACHINERY AND EQUIPMENT (9.03%)
  AGCO Corp., 8.5%, due 3/15/06.................................   600,000            547,500
  Thermo Fibertek, 4.50%, due 7/15/04...........................   600,000            549,000
                                                                                  -----------
                                                                                    1,096,500
  LUMBER AND WOOD PRODUCTS (3.75%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21...................   330,000            352,202
  Georgia-Pacific Corp., 9.125%, due 7/01/22....................   100,000            103,001
                                                                                  -----------
                                                                                      455,203
  METAL MINING (6.20%)
  Battle Mountain Gold Co., 6.00%, due 1/04/05..................   475,000            429,875
  Teck Corp., 3.75%, due 7/15/06................................   400,000            323,000
                                                                                  -----------
                                                                                      752,875
  NONDEPOSITORY INSTITUTIONS (0.06%)
  Macsaver Financial, 7.40%, due 2/15/02........................   300,000              7,500
  OIL AND GAS EXTRACTION (6.09%)
  Occidental Petroleum Co., 7.375%, due 11/15/08................   300,000            317,436
  Pool Energy Services, 8.625%, due 4/01/08.....................   400,000            422,428
                                                                                  -----------
                                                                                      739,864

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                   PRINCIPAL
                                                                    AMOUNT           VALUE
                                                                  -----------     -----------
  PAPER AND ALLIED PRODUCTS (2.09%)
  Container Corp. of America, 9.75%, due 4/01/03................  $250,000        $   253,750
  TRANSPORTATION SERVICES (2.03%)
  Preston Corp., 7.00%, due 5/01/11.............................   306,000            246,330
  WATER TRANSPORTATION (3.76%)
  Windsor Petroleum Transportation, 7.84%, due 1/15/21..........   500,000            456,830
                                                                                  -----------
Total Corporate Bonds...........................................                   10,718,433

                                                                    SHARES
                                                                     HELD
                                                                  -----------
SHORT-TERM INVESTMENTS (2.47%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (2.47%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio.....   300,013            300,013
                                                                                  -----------
Total Investments (98.63%)......................................                   11,974,377
OTHER ASSETS LESS LIABILITIES (1.37%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                      165,945
                                                                                  -----------
Total Net Assets (100.00%)......................................                  $12,140,322
                                                                                  ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JULY 31, 2001

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
COMMON STOCKS (69.93%)
---------------------------
  BUSINESS SERVICES (1.40%)
  Computer Associates
   International, Inc...................       5,500         $   189,640
  Compuware Corp........................      13,000(1)          178,100
  Microsoft Corp........................       2,800(1)          185,332
                                                             -----------
                                                                 553,072
  CHEMICALS AND ALLIED PRODUCTS (7.53%)
  Bristol-Myers Squibb Co...............       9,000             532,260
  Dial Corp.............................      20,336             329,646
  H.B. Fuller Co........................       7,365             387,914
  Johnson & Johnson.....................       6,600             357,060
  Merck & Co., Inc......................       9,400             639,012
  Pharmacia Corp........................       3,700             165,094
  RPM, Inc..............................      20,300             188,384
  Solutia, Inc..........................      26,900             365,302
                                                             -----------
                                                               2,964,672
  COMMUNICATIONS (2.11%)
  ADC Telecommunications................      14,400(1)           70,704
  AT&T Corp.............................       9,450             190,984
  AT&T Wireless Services, Inc...........       3,041(1)           56,836
  Centurytel, Inc.......................      12,780             395,669
  WorldCom, Inc. -- WorldCom Group......       7,900(1)          110,600
  WorldCom, Inc. -- MCI Group...........         552(1)            7,331
                                                             -----------
                                                                 832,124
  DEPOSITORY INSTITUTIONS (6.22%)
  Associated Banc Corp..................      10,417             371,783
  Bank of America.......................       6,175             392,853
  Community Bank Systems, Inc...........       3,430              90,552
  First Union Corp......................       6,234             220,684
  FleetBoston Financial Corp............      12,100             453,992
  U.S. Bancorp..........................      38,835             921,943
                                                             -----------
                                                               2,451,807

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  ELECTRIC, GAS AND SANITARY SERVICES (10.06%)
  Atmos Energy Corp.....................      33,248         $   671,610
  Laclede Gas Co........................      31,771             698,962
  Northwest Natural Gas Co..............      36,800             886,144
  Puget Energy, Inc.....................      28,750             689,137
  Xcel Energy, Inc......................      37,665           1,014,695
                                                             -----------
                                                               3,960,548
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.51%)
  Adaptec, Inc..........................      18,800(1)          221,464
  Intel Corp............................       4,400             131,164
  National Service Industries, Inc......      25,900             585,858
  Roxio, Inc............................       3,094(1)           48,112
                                                             -----------
                                                                 986,598
  FABRICATED METAL PRODUCTS (1.42%)
  Cooper Industries, Inc................      13,462             558,808
  FOOD AND KINDRED PRODUCTS (7.64%)
  ConAgra Foods, Inc....................      35,332             759,285
  Dean Foods Co.........................      18,180             761,742
  Philip Morris Companies, Inc..........      17,600             800,800
  Sara Lee Corp.........................      15,000             302,550
  Sensient Technologies Corp............      18,719             383,739
                                                             -----------
                                                               3,008,116
  FOOD STORES (0.75%)
  7-Eleven, Inc.........................      23,760(1)          293,436
  GENERAL MERCHANDISE STORES (0.75%)
  Federated Department Stores, Inc......       7,696(1)          297,066
  HEALTH SERVICES (0.96%)
  Schering-Plough Corp..................       9,700             378,785
  HOLDING AND OTHER INVESTMENT OFFICES (3.47%)
  Highwoods Properties, Inc.............      16,100             411,355
  MBIA, Inc.............................       9,868             554,187
  Reckson Assoc. Realty Corp............      18,140             401,801
                                                             -----------
                                                               1,367,343

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (1.36%)
  EMC Corp..............................       2,600(1)      $    51,272
  Hewlett-Packard Co....................       5,200             128,232
  Ingersoll-Rand Co.....................       8,178             357,215
                                                             -----------
                                                                 536,719
  INSTRUMENTS AND RELATED PRODUCTS (3.18%)
  Becton Dickinson & Co.................      17,600             608,256
  Pall Corp.............................      26,900             642,910
                                                             -----------
                                                               1,251,166
  INSURANCE CARRIERS (1.15%)
  Allstate Corp.........................      12,900             450,984
  METAL MINING (1.16%)
  Barrick Gold Corp.....................      30,800             458,612
  OIL AND GAS EXTRACTION (3.11%)
  Occidental Petroleum Co...............      16,100             445,004
  Ocean Energy, Inc.....................      23,762             466,686
  Offshore Logistics....................      16,200(1)          313,470
                                                             -----------
                                                               1,225,160
  PAPER AND ALLIED PRODUCTS (3.34%)
  Abitibi Consolidated, Inc.............      99,700             752,735
  Bemis Co., Inc........................       9,127             403,778
  Glatfelter (P.H.) Co..................      10,145             159,581
                                                             -----------
                                                               1,316,094
  PETROLEUM AND COAL PRODUCTS (5.17%)
  Conoco, Inc...........................      34,400           1,060,896
  Phillips Petroleum....................       8,700             496,683
  USX -- Marathon Group.................      16,200             480,654
                                                             -----------
                                                               2,038,233
  PRINTING AND PUBLISHING (1.27%)
  Belo Corp.............................      26,400             500,016

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                             SHARES
                                              HELD              VALUE
                                          -------------      -----------
  TRANSPORTATION EQUIPMENT (5.37%)
  Honeywell International, Inc..........      12,500         $   460,875
  ITT Industries, Inc...................      15,800             701,520
  SPX Corp..............................       7,863(1)          952,681
                                                             -----------
                                                               2,115,076
                                                             -----------
Total Common Stocks.....................                      27,544,435
PREFERRED STOCKS (12.56%)
------------------------------
  DEPOSITORY INSTITUTIONS (0.88%)
  Taylor Capital Group, Inc.............      20,000             346,876
  ELECTRIC, GAS AND SANITARY SERVICES (3.05%)
  Nisource, Inc.........................      11,000             539,770
  Virginia Electric & Power.............      26,100             662,940
                                                             -----------
                                                               1,202,710
  PETROLEUM AND COAL PRODUCTS (2.90%)
  Nexen, Inc............................      44,000           1,141,360
  PIPELINES EXCLUDING NATURAL GAS (2.41%)
  Enron Capital.........................      37,200             949,716
  WHOLESALE -- NONDURABLE GOODS (3.32%)
  Howell Corp...........................      20,000             942,500
  Suiza Capital Trust II................       8,600             364,425
                                                             -----------
                                                               1,306,925
                                                             -----------
Total Preferred Stocks..................                       4,947,587

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
CORPORATE BONDS (3.39%)
----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.32%)
  National Co-op Services Corp.
   (Arkansas Electric),
   9.48%, due 1/01/12...................  $  120,000             125,826
  METAL MINING (3.07%)
  Teck Corp., 3.75%, due 7/15/06........   1,500,000           1,211,250
                                                             -----------
Total Corporate Bonds...................                       1,337,076

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT             VALUE
                                          -------------      -----------
MORTGAGE-BACKED SECURITIES (5.11%)
-----------------------------------------
  GOVERNMENT NATIONAL MORTGAGE
   ASSOCATION (GNMA) (5.11%)
  Pool # 2796, 7.00%, due 8/01/29.......  $1,068,690         $ 1,090,726
  Pool # 3040, 7.00%, due 2/01/31.......     902,794             921,130
                                                             -----------
                                                               2,011,856

                                             SHARES
                                              HELD
                                          -------------
SHORT-TERM INVESTMENTS (8.87%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (2.52%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............     994,566             994,566

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  COMMERCIAL PAPER (6.35%)
  American General Finance Co., 3.76%,
   due 8/06/01..........................  $1,500,000           1,500,000
  Texaco Corp., 3.73%, due 8/03/01......   1,000,000           1,000,000
                                                             -----------
Total Commercial Paper..................                       2,500,000
                                                             -----------
Total Short-Term Investments............                       3,494,566
                                                             -----------
Total Investments (99.86%)..............                      39,335,520
OTHER ASSETS LESS LIABILITIES (0.14%)
-----------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                          55,656
                                                             -----------
Total Net Assets (100.00%)..............                     $39,391,176
                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JULY 31, 2001

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE   PRINCIPAL
                                        DATE      AMOUNT      VALUE
                                     ----------  ---------  ----------
SHORT-TERM INVESTMENTS (100.22%)
--------------------------------------
  COMMERCIAL PAPER (23.49%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co.,
     3.75%, due 8/09/01............      3.747%  $180,000   $  180,000
    General Electric Capital Corp.,
     3.73%, due 8/06/01............      3.727    225,000      225,000
    John Deere Capital Corp.,
     3.75%, due 8/10/01............      3.754    225,000      225,000
    Texaco, Inc., 3.75%, due
     8/03/01.......................      3.751    225,000      225,000
    Wells Fargo Financial, 3.73%,
     due 8/01/01...................      3.726    225,000      225,000
                                                            ----------
  Total Commercial Paper...........                          1,080,000
  UNITED STATES GOVERNMENT AGENCIES (76.73%)
    Federal Farm Credit Bank, due
     8/17/01.......................      3.679    115,000      114,815
    Federal Farm Credit Bank, due
     8/22/01.......................      3.671    240,000      239,494
    Federal Farm Credit Bank, due
     8/27/01.......................      3.723    330,000      329,127
    Federal Home Loan Bank, due
     8/02/01.......................      3.732    300,000      299,969
    Federal Home Loan Bank, due
     8/08/01.......................      3.689    145,000      144,897
    Federal Home Loan Bank, due
     8/15/01.......................      3.691    255,000      254,639
    Federal Home Loan Bank, due
     8/16/01.......................      3.678    160,000      159,759
    Federal Home Loan Bank, due
     8/21/01.......................      3.675    295,000      294,407
    Federal Home Loan Bank, due
     8/28/01.......................      3.687    290,000      289,211
    Federal Home Loan Mortgage
     Corp., due 8/07/01............      3.711    355,000      354,784
    Federal Home Loan Mortgage
     Corp., due 9/11/01............      3.649    175,000      174,286
    Federal Home Loan Mortgage
     Corp., due 9/13/01............      3.605    225,000      224,049
    Federal National Mortgage
     Assoc., due 8/13/01...........      3.608    250,000      249,704
    Federal National Mortgage
     Assoc., due 9/04/01...........      3.654    200,000      199,321
    Federal National Mortgage
     Assoc., due 9/06/01...........      3.655    200,000      199,282
                                                            ----------
  Total United States Government
   Agencies........................                          3,527,744
                                                            ----------
Total Short-Term Investments.......                          4,607,744
OTHER ASSETS LESS LIABILITIES (-0.22%)
------------------------------------------
  Cash, receivables, prepaid
   expense and other assets, less
   liabilities.....................                            (10,363)
                                                            ----------
Total Net Assets (100.00%).........                         $4,597,381
                                                            ==========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JULY 31, 2001

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
COMMON STOCKS (95.46%)
---------------------------
  BUSINESS SERVICES (3.45%)
  AOL Time Warner, Inc..................      27,576(1)  $ 1,253,329
  Microsoft Corp........................      11,489(1)      760,457
                                                         -----------
                                                           2,013,786
  CHEMICALS AND ALLIED PRODUCTS (14.37%)
  Bristol-Myers Squibb Co...............      24,962       1,476,253
  DuPont (E.I.) de Nemours & Co.........      18,318         784,377
  Johnson & Johnson.....................      34,184       1,849,354
  Lilly (Eli) & Co......................      10,096         800,411
  Merck & Co., Inc......................      22,138       1,504,941
  Pfizer, Inc...........................      20,888         861,003
  Procter & Gamble Co...................      15,521       1,102,301
                                                         -----------
                                                           8,378,640
  COMMUNICATIONS (7.97%)
  AT&T Corp.............................      24,525         495,650
  AT&T Wireless Services, Inc...........       7,892(1)      147,501
  Avaya, Inc............................       2,467(1)       30,912
  SBC Communications, Inc...............      19,989         900,105
  Verizon Communications................      21,290       1,152,854
  Viacom, Inc. -- Class B...............      33,323(1)    1,659,485
  WorldCom, Inc. -- WorldCom Group......      18,154(1)      254,156
  WorldCom, Inc. -- MCI Group...........         726(1)        9,641
                                                         -----------
                                                           4,650,304
  DEPOSITORY INSTITUTIONS (3.77%)
  Bank of America.......................      13,502         858,997
  J. P. Morgan Chase & Co...............      31,020       1,343,166
                                                         -----------
                                                           2,202,163
  EATING AND DRINKING PLACES (1.86%)
  McDonald's Corp.......................      37,219       1,084,562

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JULY 31, 2001 (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.71%)
  General Electric Co...................      49,887     $ 2,170,085
  Intel Corp............................      25,232         752,166
  Lucent Technologies, Inc..............      29,609         198,380
  McData Corp...........................         547(1)        9,928
  Motorola, Inc.........................      16,965         317,076
  Texas Instruments, Inc................      13,554         467,613
                                                         -----------
                                                           3,915,248
  FOOD AND KINDRED PRODUCTS (6.07%)
  Coca-Cola Co. (The)...................      21,658         965,947
  PepsiCo, Inc..........................      28,494       1,328,675
  Philip Morris Companies, Inc..........      27,405       1,246,927
                                                         -----------
                                                           3,541,549
  GENERAL MERCHANDISE STORES (4.43%)
  Wal-Mart Stores, Inc..................      46,192       2,582,132
  INDUSTRIAL MACHINERY AND EQUIPMENT (10.68%)
  Caterpillar, Inc......................      23,586       1,299,589
  Cisco Systems, Inc....................      35,144(1)      675,468
  Dell Computer Corp....................      20,300(1)      546,679
  EMC Corp..............................      14,866(1)      293,158
  Hewlett-Packard Co....................      21,302         525,307
  International Business Machines
   Corp.................................      19,341       2,034,867
  Oracle Corp...........................      29,172(1)      527,430
  Sun Microsystems, Inc.................      19,922(1)      324,529
                                                         -----------
                                                           6,227,027
  INSTRUMENTS AND RELATED PRODUCTS (1.14%)
  Agilent Technologies, Inc.............       4,062(1)      116,214
  Eastman Kodak Co......................      12,652         547,958
                                                         -----------
                                                             664,172
  INSURANCE CARRIERS (4.62%)
  American International Group, Inc.....      32,374       2,695,136
  LUMBER AND WOOD PRODUCTS (1.21%)
  Home Depot, Inc.......................      13,973         703,820
  MOTION PICTURES (1.60%)
  Disney (Walt) Co......................      35,381         932,289
  NONDEPOSITORY INSTITUTIONS (2.63%)
  Citigroup, Inc........................      30,484       1,530,602

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JULY 31, 2001 (CONTINUED)

                                             SHARES
                                              HELD          VALUE
                                          -------------  ------------
  PAPER AND ALLIED PRODUCTS (3.44%)
  International Paper Co................      19,138     $   781,979
  Minnesota Mining & Manufacturing
   Co...................................      10,936       1,223,520
                                                         -----------
                                                           2,005,499
  PETROLEUM AND COAL PRODUCTS (4.65%)
  Exxon Mobil Corp......................      64,892       2,709,890
  PRIMARY METAL INDUSTRIES (3.36%)
  Alcoa, Inc............................      49,892       1,957,263
  SECURITY AND COMMODITY BROKERS (2.67%)
  American Express Co...................      38,568       1,555,447
  TRANSPORTATION EQUIPMENT (10.72%)
  Boeing Co. (The)......................      20,953       1,226,379
  Ford Motor Co.........................      41,134       1,047,683
  General Motors Corp...................      15,539         988,280
  Honeywell International, Inc..........      29,211       1,077,010
  United Technologies Corp..............      26,009       1,909,061
                                                         -----------
                                                           6,248,413
  WHOLESALE -- DURABLE GOODS (0.11%)
  Visteon Corp..........................       3,080          65,080
                                                         -----------
Total Common Stocks.....................                  55,663,022
SHORT-TERM INVESTMENTS (4.56%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (1.99%)
  Blackrock Provident Institutional
   Funds, T-Fund Portfolio..............   1,161,232       1,161,232

                                            PRINCIPAL
                                             AMOUNT
                                          -------------
  UNITED STATES GOVERNMENT AGENCIES (2.57%)
  Federal Home Loan Bank, due 8/02/01...  $1,500,000       1,499,847
                                                         -----------
Total Short-Term Investments............                   2,661,079
                                                         -----------
Total Investments (100.02%).............                  58,324,101
OTHER ASSETS LESS LIABILITIES (-0.02%)
-------------------------------------------
  Cash, receivables, prepaid expense and
   other assets, less liabilities.......                     (14,588)
                                                         -----------
Total Net Assets (100.00%)..............                 $58,309,513
                                                         ===========

(1)  Non-income producing securities.
SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Investment, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Investment. Share certificates are not available for Class A or Class I shares.

    Traditional shares ("Class A") are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

    The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A shares. Other class-specific expenses charged to each class during the year ended July 31, 2001, which are included in the corresponding captions of the statements of operations, were as follows:

                                   TRANSFER AND
                                DIVIDEND DISBURSING
                                    AGENT FEES       REGISTRATION FEES
                                -------------------  ------------------
PORTFOLIO                        CLASS A   CLASS I   CLASS A   CLASS I
---------                       ---------  --------  --------  --------
Value Growth..................  $173,564    $2,822    $7,736    $2,609
High Grade Bond...............    30,284     1,400     4,746     2,506
High Yield Bond...............    35,672     1,606     4,757     2,506
Managed.......................   111,475     2,423     5,735     2,534
Money Market..................     6,573       971     4,698     1,741
Blue Chip.....................   171,810     3,419     8,049     2,583

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    All portfolios, other than the Money Market Portfolio, value their common and preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed and asset-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations where liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the ex-dividend date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

    An election was made pursuant to IRC 852(b)(3) to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryforwards.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES (CONTINUED)

    At July 31, 2001, the Portfolios had approximate net capital loss carryforwards as follows:

                                                        PORTFOLIO
                                           ------------------------------------
                                              VALUE     HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND       MANAGED
-----------------------------------------  -----------  ----------  -----------
2007..................................     $23,337,000              $5,072,000
2008..................................          33,000   $74,000     1,254,000
2009..................................       1,364,000                 825,000
                                           -----------   -------    ----------
                                           $24,734,000   $74,000    $7,151,000
                                           ===========   =======    ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows:
(1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), an affiliate, who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class A and Class I shares based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At July 31, 2001, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

PORTFOLIO                                  CLASS A   CLASS I
---------                                 ---------  --------
Value Growth............................         --  154,703
High Grade Bond.........................         --   94,967
High Yield Bond.........................     75,129   95,057
Managed.................................         --   70,373
Money Market............................  1,910,602  500,000
Blue Chip...............................         --   27,196

    EquiTrust Investment also owned 101,415 shares of Value Growth Portfolio (Class A) at July 31, 2001.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of July 31, 2001 consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Capital Stock
 (5,000,000,000 shares of
 $.001 par value Capital
 Stock authorized).......  $      7,200  $     1,347  $     1,271  $     3,162  $    4,597  $     1,419
Additional paid-in
 capital.................   101,529,428   13,828,208   13,015,023   42,044,145   4,592,784   42,850,990
Accumulated undistributed
 net investment income...       351,726                                  1,047                   30,298
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (30,639,457)      25,965      (74,458)  (7,150,520)                     (30)
Net unrealized
 appreciation
 (depreciation) of
 investments.............     2,784,378      109,782     (801,514)   4,493,342               15,426,836
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 74,033,275  $13,965,302  $12,140,322  $39,391,176  $4,597,381  $58,309,513
                           ============  ===========  ===========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

    Transactions in Capital Stock for each portfolio were as follows:

YEAR ENDED JULY 31, 2001:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE     HIGH GRADE   HIGH YIELD                   MONEY        BLUE
                             GROWTH        BOND         BOND        MANAGED      MARKET        CHIP
                           -----------  -----------  -----------  -----------  -----------  -----------
Shares sold:
  Class A................      389,090      83,883        83,878      213,850      701,252      125,419
  Class I................      108,828      33,721        36,215       57,535      450,450       31,170
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       53,619      53,709        52,735       66,939       70,930       25,622
  Class I................        5,521       4,640         6,083        6,488       15,926        3,101
Shares redeemed:
  Class A................     (845,773)   (161,670)     (159,145)    (330,209)  (1,086,156)    (151,308)
  Class I................      (89,054)     (9,949)      (12,658)     (24,940)    (213,162)     (21,849)
                           -----------  -----------  -----------  -----------  -----------  -----------
Net Increase
 (Decrease)..............     (377,769)      4,334         7,108      (10,337)     (60,760)      12,155
                           ===========  ===========  ===========  ===========  ===========  ===========
Value of shares sold:
  Class A................  $ 3,731,871  $  836,546   $   790,183  $ 2,529,005  $   701,252  $ 5,442,194
  Class I................    1,061,816     338,613       340,863      677,533      450,450    1,371,000
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................      520,104     536,956       495,827      790,727       70,930    1,132,231
  Class I................       53,661      46,500        57,215       77,213       15,926      137,367
Value redeemed:
  Class A................   (8,021,223) (1,612,366)   (1,491,379)  (3,771,337)  (1,086,156)  (6,674,728)
  Class I................     (854,678)    (99,120)     (118,405)    (289,075)    (213,162)    (961,985)
                           -----------  -----------  -----------  -----------  -----------  -----------
Net Increase
 (Decrease)..............  $(3,508,449) $   47,129   $    74,304  $    14,066  $   (60,760) $   446,079
                           ===========  ===========  ===========  ===========  ===========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

YEAR ENDED JULY 31, 2000:

                                                                  PORTFOLIO
                           ----------------------------------------------------------------------------------------
                               VALUE       HIGH GRADE     HIGH YIELD                       MONEY          BLUE
                              GROWTH          BOND           BOND          MANAGED        MARKET          CHIP
                           -------------  -------------  -------------  -------------  -------------  -------------
Shares sold:
  Class A................       507,475        109,750        152,911        150,831      2,453,451        285,255
  Class I................       100,064         21,187         24,572         44,320        122,817         35,896
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................        46,595         59,085         61,900        139,704         79,804         15,569
  Class I................         4,298          3,828          5,266         10,243          9,298          1,823
Shares redeemed:
  Class A................    (2,128,361)      (282,185)      (303,726)    (1,020,997)    (2,072,094)      (191,831)
  Class I................      (173,885)       (21,699)       (31,149)       (91,477)      (137,360)       (32,814)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............    (1,643,814)      (110,034)       (90,226)      (767,376)       455,916        113,898
                           ============   ============   ============   ============   ============   ============
Value of shares sold:
  Class A................  $  4,313,835   $  1,074,317   $  1,445,398   $  1,508,419   $  2,453,451   $ 13,569,410
  Class I................       864,903        208,262        232,056        447,970        122,817      1,732,803
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       392,597        579,078        582,456      1,385,155         79,804        769,683
  Class I................        36,316         37,535         49,547        101,740          9,298         90,400
Value redeemed:
  Class A................   (17,957,242)    (2,763,593)    (2,862,778)   (10,131,454)    (2,072,094)    (9,150,049)
  Class I................    (1,450,044)      (211,720)      (292,750)      (903,049)      (137,360)    (1,561,022)
                           ------------   ------------   ------------   ------------   ------------   ------------
Net Increase
 (Decrease)..............  $(13,799,635)  $ (1,076,121)  $   (846,071)  $ (7,591,219)  $    455,916   $  5,451,225
                           ============   ============   ============   ============   ============   ============

6.  INVESTMENT TRANSACTIONS

    For the year ended July 31, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                  PURCHASES      SALES
---------                                 -----------  -----------
Value Growth............................  $26,294,699  $35,675,018
High Grade Bond.........................      626,886    1,435,241
High Yield Bond.........................    2,477,731    2,182,918
Managed.................................   14,315,752   17,268,262
Blue Chip...............................            0          131

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)

    The U.S. federal income tax basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at July 31, 2001, by portfolio, was composed of the following:

                                                                           NET UNREALIZED
                                 TAX COST OF        GROSS UNREALIZED        APPRECIATION
                                 INVESTMENTS   --------------------------  (DEPRECIATION)
PORTFOLIO                       IN SECURITIES  APPRECIATION  DEPRECIATION  OF INVESTMENTS
---------                       -------------  ------------  ------------  --------------
Value Growth..................   $77,047,183   $ 4,510,556    $7,631,360    $(3,120,804)
High Grade Bond...............    13,703,850       359,549       249,767        109,782
High Yield Bond...............    12,775,891       256,910     1,058,424       (801,514)
Managed.......................    34,842,178     5,648,082     1,154,740      4,493,342
Blue Chip.....................    42,897,265    19,839,625     4,412,789     15,426,836

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                               HIGH GRADE          HIGH YIELD            MONEY
                                  BOND                BOND               MARKET
                           ------------------  ------------------  ------------------
PAYABLE DATE               CLASS A   CLASS I   CLASS A   CLASS I   CLASS A   CLASS I
------------               --------  --------  --------  --------  --------  --------
August 31, 2000..........  $0.0445   $0.0512   $0.0465   $0.0536   $0.0041   $0.0046
September 29, 2000.......   0.0489    0.0534    0.0525    0.0590    0.0039    0.0043
October 31, 2000.........   0.0523    0.0594    0.0469    0.0539    0.0041    0.0046
November 30, 2000........   0.0445    0.0512    0.0404    0.0473    0.0039    0.0045
December 29, 2000........   0.0525    0.0589    0.0536    0.0602    0.0038    0.0043
January 31, 2001.........   0.0470    0.0547    0.0487    0.0564    0.0040    0.0046
February 28, 2001........   0.0581    0.0647    0.0574    0.0639    0.0029    0.0035
March 30, 2001 ..........   0.0527    0.0599    0.0591    0.0665    0.0028    0.0035
April 30, 2001...........   0.0440    0.0512    0.0522    0.0596    0.0026    0.0033
May 31, 2001.............   0.0425    0.0494    0.0456    0.0538    0.0022    0.0029
June 29, 2001............   0.0530    0.0591    0.0613    0.0682    0.0017    0.0025
July 31, 2001 ...........   0.0435    0.0517    0.0512    0.0578    0.0019    0.0028
                           -------   -------   -------   -------   -------   -------
Total Dividends per
 Share...................  $0.5835   $0.6648   $0.6154   $0.7002   $0.0379   $0.0454
                           =======   =======   =======   =======   =======   =======

    The percentages of income dividends qualifying for deduction by corporate shareholders for the High Grade Bond and High Yield Bond portfolios are 3% and 7%, respectively.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

    In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the year ended July 31, 2001, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                               DIVIDEND AMOUNT
                                                                  PER SHARE
                           DECLARATION   RECORD     PAYABLE   ------------------
PORTFOLIO                     DATE        DATE       DATE     CLASS A   CLASS I
---------                  -----------  ---------  ---------  --------  --------
Value Growth.............    12/27/00   12/27/00   12/28/00   $0.0783   $0.1550
Managed..................    10/30/00   10/30/00   10/31/00    0.0868    0.1100
Managed..................    12/27/00   12/27/00   12/28/00    0.0585    0.0760
Managed..................    04/29/01   04/29/01   04/30/01    0.0785    0.1160
Managed..................    07/30/01   07/30/01   07/31/01    0.0730    0.0970
Blue Chip................    12/27/00   12/27/00   12/28/00    0.0094    0.4300

    The percentages of income dividends qualifying for deduction by corporate shareholders for the Value Growth, Managed and Blue Chip portfolios are 100%, 100% and 100%, respectively.

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER SHARE
PORTFOLIO                          DATE        DATE       DATE     (BOTH CLASSES)
---------                       -----------  ---------  ---------  --------------
Blue Chip.....................    12/27/00   12/27/00   12/28/00      $0.8982

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
YEARS ENDED JULY 31, 2001, 2000, 1999, 1998 AND 1997

                                         INCOME FROM INVESTMENT OPERATIONS
                                        ------------------------------------
                                                    NET REALIZED
                                                        AND
                             NET ASSET               UNREALIZED     TOTAL
                             VALUE AT      NET          GAIN         FROM
                             BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT
                             OF PERIOD    INCOME    INVESTMENTS   OPERATIONS
                             ---------  ----------  ------------  ----------
 VALUE GROWTH PORTFOLIO
   Class A:
     2001..................   $  8.53    $  0.08     $    1.75     $   1.83
     2000..................      9.57       0.06         (1.05)       (0.99)
     1999..................     11.07       0.09         (0.97)       (0.88)
     1998..................     15.63       0.13         (2.26)       (2.13)
     1997..................     14.68       0.18          2.89         3.07
   Class I:
     2001..................   $  8.58    $  0.16     $    1.77     $   1.93
     2000..................      9.60       0.12         (1.05)       (0.93)
     1999..................     11.08       0.19         (1.01)       (0.82)
     1998..................     16.16       0.19         (2.83)       (2.64)
 HIGH GRADE BOND PORTFOLIO
   Class A:
     2001..................   $  9.69    $  0.58     $    0.67     $   1.25
     2000..................     10.07       0.57         (0.35)        0.22
     1999..................     10.57       0.56         (0.44)        0.12
     1998..................     10.50       0.60          0.07         0.67
     1997..................     10.16       0.60          0.34         0.94
   Class I:
     2001..................   $  9.69    $  0.66     $    0.68     $   1.34
     2000..................     10.07       0.63         (0.35)        0.28
     1999..................     10.57       0.60         (0.44)        0.16
     1998..................     10.53       0.42          0.04         0.46
 HIGH YIELD BOND PORTFOLIO
   Class A:
     2001..................   $  9.35    $  0.62     $    0.20     $   0.82
     2000..................      9.87       0.66(4)      (0.52)        0.14
     1999..................     10.48       0.60         (0.51)        0.09
     1998..................     10.48       0.65          0.07         0.72
     1997..................      9.99       0.70(4)       0.61         1.31
   Class I:
     2001..................   $  9.34    $  0.70     $    0.21     $   0.91
     2000..................      9.87       0.73         (0.53)        0.20
     1999..................     10.47       0.65         (0.50)        0.15
     1998..................     10.52       0.45          0.02         0.47

                                                  LESS DISTRIBUTIONS
                             ------------------------------------------------------------

                             DIVIDENDS
                              FROM NET   DISTRIBUTIONS    DISTRIBUTIONS
                             INVESTMENT      FROM          IN EXCESS OF         TOTAL
                               INCOME    CAPITAL GAINS  NET REALIZED GAINS  DISTRIBUTIONS
                             ----------  -------------  ------------------  -------------
 VALUE GROWTH PORTFOLIO
   Class A:
     2001..................   $  (0.08)    $      --       $         --       $   (0.08)
     2000..................      (0.05)           --                 --           (0.05)
     1999..................      (0.11)           --              (0.51)          (0.62)
     1998..................      (0.17)        (2.26)                --           (2.43)
     1997..................      (0.18)        (1.94)                --           (2.12)
   Class I:
     2001..................   $  (0.16)    $      --       $         --       $   (0.16)
     2000..................      (0.09)           --                 --           (0.09)
     1999..................      (0.15)           --              (0.51)          (0.66)
     1998..................      (0.18)        (2.26)                --           (2.44)
 HIGH GRADE BOND PORTFOLIO
   Class A:
     2001..................   $  (0.58)    $      --       $         --       $   (0.58)
     2000..................      (0.57)        (0.01)             (0.02)          (0.60)
     1999..................      (0.56)        (0.06)                --           (0.62)
     1998..................      (0.60)           --                 --           (0.60)
     1997..................      (0.60)           --                 --           (0.60)
   Class I:
     2001..................   $  (0.66)    $      --       $         --       $   (0.66)
     2000..................      (0.63)        (0.01)             (0.02)          (0.66)
     1999..................      (0.60)        (0.06)                --           (0.66)
     1998..................      (0.42)           --                 --           (0.42)
 HIGH YIELD BOND PORTFOLIO
   Class A:
     2001..................   $  (0.62)    $      --       $         --       $   (0.62)
     2000..................      (0.66)           --                 --           (0.66)
     1999..................      (0.60)        (0.02)             (0.08)          (0.70)
     1998..................      (0.65)        (0.07)                --           (0.72)
     1997..................      (0.70)        (0.12)                --           (0.82)
   Class I:
     2001..................   $  (0.70)    $      --       $         --       $   (0.70)
     2000..................      (0.73)           --                 --           (0.73)
     1999..................      (0.65)        (0.02)             (0.08)          (0.75)
     1998..................      (0.45)        (0.07)                --           (0.52)


                                                TOTAL
                                              INVESTMENT
                               NET ASSET     RETURN BASED
                                VALUE AT          ON
                                  END         NET ASSET
                               OF PERIOD      VALUE (1)
                             --------------  ------------
 VALUE GROWTH PORTFOLIO
   Class A:
     2001..................    $   10.28           21.49%
     2000..................         8.53          (10.35)%
     1999..................         9.57           (7.46)%
     1998..................        11.07          (16.37)%
     1997..................        15.63           21.83%
   Class I:
     2001..................    $   10.35           22.55%
     2000..................         8.58           (9.70)%
     1999..................         9.60           (6.83)%
     1998..................        11.08          (18.97)%(3)
 HIGH GRADE BOND PORTFOLIO
   Class A:
     2001..................    $   10.36           13.32%
     2000..................         9.69            2.27%
     1999..................        10.07            1.07%
     1998..................        10.57            6.53%
     1997..................        10.50            9.56%
   Class I:
     2001..................    $   10.37           14.35%
     2000..................         9.69            2.85%
     1999..................        10.07            1.47%
     1998..................        10.57            4.40%(3)
 HIGH YIELD BOND PORTFOLIO
   Class A:
     2001..................    $    9.55            9.03%
     2000..................         9.35            1.64%
     1999..................         9.87            0.87%
     1998..................        10.48            7.10%
     1997..................        10.48           13.29%
   Class I:
     2001..................    $    9.55           10.14%
     2000..................         9.34            2.20%
     1999..................         9.87            1.43%
     1998..................        10.47            4.62%(3)

                                                       RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------------------
                                                                                 RATIO OF NET
                                                 RATIO OF        RATIO OF NET     INVESTMENT
                             NET ASSETS AT   TOTAL EXPENSES TO   EXPENSES TO      INCOME TO     PORTFOLIO
                             END OF PERIOD        AVERAGE        AVERAGE NET       AVERAGE      TURNOVER
                             (IN THOUSANDS)   NET ASSETS (2)      ASSETS (2)    NET ASSETS (2)  RATE (2)
                             --------------  -----------------  --------------  --------------  ---------
 VALUE GROWTH PORTFOLIO
   Class A:
     2001..................    $   68,667             1.70%             1.69%          0.82%         43%
     2000..................        60,429             1.79%             1.78%          0.64%        103%
     1999..................        82,902             1.74%             1.74%          0.92%        220%
     1998..................        92,848             1.60%             1.60%          0.87%        217%
     1997..................       112,985             1.65%             1.65%          1.18%         77%
   Class I:
     2001..................    $    5,366             0.77%             0.76%          1.74%         43%
     2000..................         4,230             1.01%             1.00%          1.42%        103%
     1999..................         5,399             1.19%             1.18%          1.48%        220%
     1998..................         4,885             0.73%(3)          0.73%(3)        0.64%(3)     217%(3)
 HIGH GRADE BOND PORTFOLIO
   Class A:
     2001..................    $   12,070             1.70%             1.68%          5.84%          9%
     2000..................        11,513             1.75%             1.73%          5.80%         12%
     1999..................        13,110             1.67%             1.66%          5.33%         29%
     1998..................        11,510             1.71%             1.71%          5.67%         38%
     1997..................        10,250             1.82%             1.82%          5.85%         30%
   Class I:
     2001..................    $    1,895             0.86%             0.84%          6.66%          9%
     2000..................         1,495             1.19%             1.17%          6.36%         12%
     1999..................         1,521             1.26%             1.25%          5.74%         29%
     1998..................         1,376             0.95%(3)          0.95%(3)        3.89%(3)      38%(3)
 HIGH YIELD BOND PORTFOLIO
   Class A:
     2001..................    $   10,288             1.96%             1.94%          6.55%         20%
     2000..................        10,276             2.02%             1.98%          7.05%          3%
     1999..................        11,734             1.95%             1.94%          5.93%         44%
     1998..................        10,982             1.97%             1.97%          6.17%         30%
     1997..................         9,156             2.10%             2.00%          6.82%         45%
   Class I:
     2001..................    $    1,852             1.04%             1.02%          7.47%         20%
     2000..................         1,535             1.34%             1.33%          7.71%          3%
     1999..................         1,635             1.50%             1.49%          6.38%         44%
     1998..................         1,454             1.05%(3)          1.05%(3)        4.26%(3)      30%(3)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
YEARS ENDED JULY 31, 2001, 2000, 1999, 1998 AND 1997

                                         INCOME FROM INVESTMENT OPERATIONS
                                        ------------------------------------
                                                    NET REALIZED
                                                        AND
                             NET ASSET               UNREALIZED     TOTAL
                             VALUE AT      NET          GAIN         FROM
                             BEGINNING  INVESTMENT   (LOSS) ON    INVESTMENT
                             OF PERIOD    INCOME    INVESTMENTS   OPERATIONS
                             ---------  ----------  ------------  ----------
 MANAGED PORTFOLIO
   Class A:
     2001..................   $ 10.06    $  0.30     $    2.40     $   2.70
     2000..................     10.39       0.46         (0.33)        0.13
     1999..................     12.15       0.47         (1.25)       (0.78)
     1998..................     14.05       0.44         (1.00)       (0.56)
     1997..................     13.33       0.48          1.91         2.39
   Class I:
     2001..................   $ 10.08    $  0.40     $    2.41     $   2.81
     2000..................     10.41       0.53         (0.33)        0.20
     1999..................     12.13       0.49         (1.21)       (0.72)
     1998..................     14.21       0.34         (1.16)       (0.82)
 MONEY MARKET PORTFOLIO
   Class A:
     2001..................   $  1.00    $  0.04     $      --     $   0.04
     2000..................      1.00       0.04            --         0.04
     1999..................      1.00       0.03            --         0.03
     1998..................      1.00       0.04            --         0.04
     1997..................      1.00       0.03(4)         --         0.03
   Class I:
     2001..................   $  1.00    $  0.05     $      --     $   0.05
     2000..................      1.00       0.04(4)         --         0.04
     1999..................      1.00       0.03(4)         --         0.03
     1998..................      1.00       0.02            --         0.02
 BLUE CHIP PORTFOLIO
   Class A:
     2001..................   $ 47.32    $  0.02     $   (5.37)    $  (5.35)
     2000..................     46.89       0.06          1.00         1.06
     1999..................     41.27       0.13          5.82         5.95
     1998..................     37.20       0.18          4.08         4.26
     1997..................     26.26       0.16         11.22        11.38
   Class I:
     2001..................   $ 47.70    $  0.42     $   (5.37)    $  (4.95)
     2000..................     47.13       0.43          1.04         1.47
     1999..................     41.37       0.38          5.84         6.22
     1998..................     36.77       0.29          4.51         4.80

                                                  LESS DISTRIBUTIONS
                             ------------------------------------------------------------

                             DIVIDENDS
                              FROM NET   DISTRIBUTIONS   DISTRIBUTIONS IN
                             INVESTMENT      FROM           EXCESS OF           TOTAL
                               INCOME    CAPITAL GAINS  NET REALIZED GAINS  DISTRIBUTIONS
                             ----------  -------------  ------------------  -------------
 MANAGED PORTFOLIO
   Class A:
     2001..................   $  (0.30)    $      --       $         --       $   (0.30)
     2000..................      (0.46)           --                 --           (0.46)
     1999..................      (0.47)           --              (0.51)          (0.98)
     1998..................      (0.44)        (0.90)                --           (1.34)
     1997..................      (0.46)        (1.21)                --           (1.67)
   Class I:
     2001..................   $  (0.40)    $      --       $         --       $   (0.40)
     2000..................      (0.53)           --                 --           (0.53)
     1999..................      (0.49)           --              (0.51)          (1.00)
     1998..................      (0.36)        (0.90)                --           (1.26)
 MONEY MARKET PORTFOLIO
   Class A:
     2001..................   $  (0.04)    $      --       $         --       $   (0.04)
     2000..................      (0.04)           --                 --           (0.04)
     1999..................      (0.03)           --                 --           (0.03)
     1998..................      (0.04)           --                 --           (0.04)
     1997..................      (0.03)           --                 --           (0.03)
   Class I:
     2001..................   $  (0.05)    $      --       $         --       $   (0.05)
     2000..................      (0.04)           --                 --           (0.04)
     1999..................      (0.03)           --                 --           (0.03)
     1998..................      (0.02)           --                 --           (0.02)
 BLUE CHIP PORTFOLIO
   Class A:
     2001..................   $  (0.01)    $   (0.90)      $         --       $   (0.91)
     2000..................      (0.11)        (0.52)                --           (0.63)
     1999..................      (0.16)        (0.05)             (0.12)          (0.33)
     1998..................      (0.16)        (0.03)                --           (0.19)
     1997..................      (0.14)        (0.30)                --           (0.44)
   Class I:
     2001..................   $  (0.43)    $   (0.90)      $         --       $   (1.33)
     2000..................      (0.38)        (0.52)                --           (0.90)
     1999..................      (0.29)        (0.05)             (0.12)          (0.46)
     1998..................      (0.17)        (0.03)                --           (0.20)


                                                TOTAL
                                              INVESTMENT
                               NET ASSET     RETURN BASED
                                VALUE AT          ON
                                  END         NET ASSET
                               OF PERIOD      VALUE (1)
                             --------------  ------------
 MANAGED PORTFOLIO
   Class A:
     2001..................    $   12.46           27.00%
     2000..................        10.06            1.42%
     1999..................        10.39           (6.26)%
     1998..................        12.15           (4.54)%
     1997..................        14.05           17.88%
   Class I:
     2001..................    $   12.49           28.13%
     2000..................        10.08            2.10%
     1999..................        10.41           (5.75)%
     1998..................        12.13           (6.31)%(3)
 MONEY MARKET PORTFOLIO
   Class A:
     2001..................    $    1.00            3.82%
     2000..................         1.00            4.12%
     1999..................         1.00            3.19%
     1998..................         1.00            3.65%
     1997..................         1.00            3.51%
   Class I:
     2001..................    $    1.00            4.61%
     2000..................         1.00            4.36%
     1999..................         1.00            3.16%
     1998..................         1.00            2.47%(3)
 BLUE CHIP PORTFOLIO
   Class A:
     2001..................    $   41.06          (11.45)%
     2000..................        47.32            2.21%
     1999..................        46.89           14.51%
     1998..................        41.27           11.49%
     1997..................        37.20           43.77%
   Class I:
     2001..................    $   41.42          (10.56)%
     2000..................        47.70            3.05%
     1999..................        47.13           15.18%
     1998..................        41.37           13.14%(3)

                                                        RATIOS/SUPPLEMENTAL DATA
                             ------------------------------------------------------------------------------
                                                                                  RATIO OF NET
                                                 RATIO OF        RATIO OF NET      INVESTMENT
                             NET ASSETS AT   TOTAL EXPENSES TO    EXPENSES TO       INCOME TO     PORTFOLIO
                             END OF PERIOD        AVERAGE           AVERAGE          AVERAGE      TURNOVER
                             (IN THOUSANDS)   NET ASSETS (2)    NET ASSETS (2)   NET ASSETS (2)   RATE (2)
                             --------------  -----------------  ---------------  ---------------  ---------
 MANAGED PORTFOLIO
   Class A:
     2001..................    $   35,847             1.89%             1.88%            2.54%         50%
     2000..................        29,443             1.97%             1.96%            4.47%         70%
     1999..................        38,012             1.95%             1.95%            4.30%         67%
     1998..................        43,602             1.83%             1.83%            3.33%         66%
     1997..................        40,994             1.95%             1.95%            3.48%         74%
   Class I:
     2001..................    $    3,544             0.94%             0.93%            3.46%         50%
     2000..................         2,465             1.30%             1.29%            5.14%         70%
     1999..................         2,931             1.47%             1.47%            4.78%         67%
     1998..................         2,762             1.03%(3)          1.03%(3)         2.30%(3)      66%(3)
 MONEY MARKET PORTFOLIO
   Class A:
     2001..................    $    3,614             1.74%             1.73%            3.82%          0%
     2000..................         3,928             1.73%             1.71%            4.03%          0%
     1999..................         3,467             1.91%             1.89%            3.13%          0%
     1998..................         2,574             1.95%             1.95%            3.57%          0%
     1997..................         2,466             2.28%             2.00%            3.46%          0%
   Class I:
     2001..................    $      983             0.97%             0.95%            4.47%          0%
     2000..................           730             1.73%             1.47%            4.48%          0%
     1999..................           735             2.22%             1.97%            3.07%          0%
     1998..................           627             1.29%(3)          1.29%(3)         2.37%(3)       0%(3)
 BLUE CHIP PORTFOLIO
   Class A:
     2001..................    $   52,670             1.49%             1.48%            0.05%          0%
     2000..................        60,701             1.50%             1.49%            0.12%         18%
     1999..................        55,045             1.52%             1.52%            0.30%          7%
     1998..................        43,418             1.55%             1.55%            0.49%          3%
     1997..................        29,863             1.74%             1.74%            0.49%          0%
   Class I:
     2001..................    $    5,640             0.52%             0.51%            1.01%          0%
     2000..................         5,902             0.69%             0.69%            0.93%         18%
     1999..................         5,601             0.94%             0.94%            0.88%          7%
     1998..................         3,613             0.76%(3)          0.76%(3)         0.51%(3)       3%(3)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

    (2) Computed on an annualized basis, unless otherwise indicated.

    (3) Period from December 1, 1997 (date Class I operations commenced) through July 31, 1998. Ratios presented have not been annualized.

    (4) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

                                                       PER SHARE
                                                     NET INVESTMENT    AMOUNT
                                               YEAR      INCOME      REIMBURSED
                                               ----  --------------  ----------
          HIGH YIELD BOND PORTFOLIO
            Class A                            2000      $0.66         $2,521
                                               1997       0.69          8,681
          MONEY MARKET PORTFOLIO
            Class A                            1997      $0.03         $7,255

            Class I                            2000      $0.04         $1,701
                                               1999       0.03          1,724

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
EquiTrust Series Fund, Inc.

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of EquiTrust Series Fund, Inc. (comprised of the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the EquiTrust Series Fund, Inc. at July 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Des Moines, Iowa
August 30, 2001